PIONEER VARIABLE CONTRACTS TRUST

Pioneer High Yield VCT Portfolio — Class I and II Shares

Schedule of Investments
September 30, 2020

Schedule of Investments I 9/30/20 (unaudited)

	Shares		Value
		UNAFFILIATED ISSUERS - 95.5%
		CONVERTIBLE PREFERRED STOCK - 0.3% of Net Assets
		Banks - 0.3%
	95(a)	Wells Fargo & Co., 7.5%	$ 127,495
		Total Banks	$ 127,495
		TOTAL CONVERTIBLE PREFERRED STOCK
		(Cost $125,547)	$ 127,495
	Principal Amount USD ($)
		COMMERCIAL MORTGAGE-BACKED SECURITY - 0.2% of Net Assets
	108,952(b)	Banc of America Commercial Mortgage Trust, Series 2007-4, Class H, 6.061%, 2/10/51 (144A)	$ 99,183
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITY
		(Cost $107,250)	$ 99,183
		CONVERTIBLE CORPORATE BONDS - 5.2% of Net Assets
		Airlines - 0.7%
	140,000	Air Canada, 4.0%, 7/1/25 (144A)	$ 158,424
	101,000	Southwest Airlines Co., 1.25%, 5/1/25	131,805
		Total Airlines	$ 290,229
		Biotechnology - 1.0%
	174,000	Exact Sciences Corp., 0.375%, 3/1/28	$ 187,878
	162,000	Insmed, Inc., 1.75%, 1/15/25	175,805
		Total Biotechnology	$ 363,683
		Commercial Services - 0.1%
	64,935	Macquarie Infrastructure Corp., 2.0%, 10/1/23	$ 58,850
		Total Commercial Services	$ 58,850
		Computers - 0.3%
	125,000	Pure Storage, Inc., 0.125%, 4/15/23	$ 121,055
		Total Computers	$ 121,055
		Engineering & Construction - 0.3%
	115,000	Dycom Industries, Inc., 0.75%, 9/15/21	$ 112,269
		Total Engineering & Construction	$ 112,269
		Healthcare-Products - 0.3%
	120,000	Integra LifeSciences Holdings Corp., 0.5%, 8/15/25 (144A)	$ 112,313
		Total Healthcare-Products	$ 112,313
		Internet - 0.6%
	115,000	Palo Alto Networks, Inc., 0.375%, 6/1/25 (144A)	$ 121,759
	108,000	Zendesk, Inc., 0.625%, 6/15/25 (144A)	128,117
		Total Internet	$ 249,876
		Leisure Time - 0.2%
	60,000	Royal Caribbean Cruises, Ltd., 4.25%, 6/15/23 (144A)	$ 70,016
		Total Leisure Time	$ 70,016
		Media - 0.3%
	112,000	DISH Network Corp., 3.375%, 8/15/26	$ 102,816
		Total Media	$ 102,816
		Pharmaceuticals - 0.8%
	130,000	Revance Therapeutics, Inc., 1.75%, 2/15/27 (144A)	$ 137,011
	117,000	Teva Pharmaceutical Finance Co. LLC, 0.25%, 2/1/26	113,546
	136,000	Tricida, Inc., 3.5%, 5/15/27 (144A)	81,773
		Total Pharmaceuticals	$ 332,330
		Software - 0.6%
	103,000	Akamai Technologies, Inc., 0.125%, 5/1/25	$ 132,445
	135,000	Workiva, Inc., 1.125%, 8/15/26	134,469
		Total Software	$ 266,914
		TOTAL CONVERTIBLE CORPORATE BONDS
		(Cost $1,964,713)	$2,080,351
		CORPORATE BONDS - 84.3% of Net Assets
		Advertising - 2.0%
	50,000	Lamar Media Corp., 3.75%, 2/15/28 (144A)	$ 49,750
	40,000	Lamar Media Corp., 4.875%, 1/15/29 (144A)	41,600
	412,000	MDC Partners, Inc., 6.5%, 5/1/24 (144A)	375,950
	243,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.625%, 2/15/24	246,037
	60,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, 6/15/25 (144A)	61,800
		Total Advertising	$ 775,137
		Aerospace & Defense - 0.6%
	128,000	Bombardier, Inc., 6.0%, 10/15/22 (144A)	$ 118,720
	71,000	Howmet Aerospace, Inc., 6.875%, 5/1/25	78,455
	35,000	Triumph Group, Inc., 8.875%, 6/1/24 (144A)	37,275
		Total Aerospace & Defense	$ 234,450
		Airlines - 1.0%
	197,000	Delta Air Lines, Inc., 3.75%, 10/28/29	$ 168,004
	20,000	Delta Air Lines, Inc., 7.375%, 1/15/26	20,967
	60,000	Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28 (144A)	62,297
	165,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd., 6.5%, 6/20/27 (144A)	171,806
		Total Airlines	$ 423,074
	Principal Amount USD ($)		Value
		Apparel - 0.2%
	75,000	Wolverine World Wide, Inc., 6.375%, 5/15/25 (144A)	$ 79,125
		Total Apparel	$ 79,125
		Auto Manufacturers - 3.1%
	305,000	Ford Motor Credit Co. LLC, 3.815%, 11/2/27	$ 290,604
	320,000	Ford Motor Credit Co. LLC, 4.125%, 8/17/27	311,200
	300,000	Ford Motor Credit Co. LLC, 4.134%, 8/4/25	297,124
	229,000	JB Poindexter & Co., Inc., 7.125%, 4/15/26 (144A)	242,827
	77,000	Navistar International Corp., 9.5%, 5/1/25 (144A)	86,761
		Total Auto Manufacturers	$1,228,516
		Auto Parts & Equipment - 1.7%
	408,000	American Axle & Manufacturing, Inc., 6.25%, 3/15/26	$ 394,862
	192,000	Dealer Tire LLC/DT Issuer LLC, 8.0%, 2/1/28 (144A)	195,840
	58,000	Goodyear Tire & Rubber Co., 9.5%, 5/31/25	62,930
		Total Auto Parts & Equipment	$ 653,632
		Banks - 2.2%
	182,000	Freedom Mortgage Corp., 8.125%, 11/15/24 (144A)	$ 181,545
	152,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	155,007
	200,000(a)(b)	Intesa Sanpaolo S.p.A., 7.7% (5 Year USD Swap Rate + 546 bps) (144A)	210,000
	106,000(a)(b)	JPMorgan Chase & Co., 4.6% (SOFRRATE + 313 bps)	103,880
	237,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/25 (144A)	229,298
		Total Banks	$ 879,730
		Building Materials - 2.4%
	20,000	Builders FirstSource, Inc., 5.0%, 3/1/30 (144A)	$ 20,700
	158,000	Builders FirstSource, Inc., 6.75%, 6/1/27 (144A)	169,257
	55,000	Cornerstone Building Brands, Inc., 6.125%, 1/15/29 (144A)	55,709
	40,000	Forterra Finance LLC/FRTA Finance Corp., 6.5%, 7/15/25 (144A)	42,262
	100,000	JELD-WEN, Inc., 6.25%, 5/15/25 (144A)	106,500
	280,000	Patrick Industries, Inc., 7.5%, 10/15/27 (144A)	303,800
	45,000	Standard Industries, Inc., 4.375%, 7/15/30 (144A)	46,137
	25,000	Standard Industries, Inc., 5.0%, 2/15/27 (144A)	26,000
	203,000	Summit Materials LLC/Summit Materials Finance Corp., 5.125%, 6/1/25 (144A)	205,791
	10,000	Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 1/15/29 (144A)	10,413
		Total Building Materials	$ 986,569
		Chemicals - 2.4%
	200,000	Element Solutions, Inc., 3.875%, 9/1/28 (144A)	$ 196,250
	44,000	Hexion, Inc., 7.875%, 7/15/27 (144A)	43,987
	45,000	NOVA Chemicals Corp., 5.25%, 6/1/27 (144A)	42,356
	200,000	OCI NV, 4.625%, 10/15/25 (144A)	200,000
	134,000	Olin Corp., 5.0%, 2/1/30	125,960
	40,000	Olin Corp., 9.5%, 6/1/25 (144A)	46,624
	155,000	Tronox, Inc., 6.5%, 5/1/25 (144A)	161,588
	175,000	Tronox, Inc., 6.5%, 4/15/26 (144A)	175,000
		Total Chemicals	$ 991,765
		Coal - 0.9%
	400,000	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/25 (144A)	$ 360,808
		Total Coal	$ 360,808
		Commercial Services - 5.1%
	95,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)	$ 101,175
	215,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)	233,602
	105,000	APX Group, Inc., 6.75%, 2/15/27 (144A)	108,937
	140,000	Brink's Co., 5.5%, 7/15/25 (144A)	145,950
	85,000	Cardtronics, Inc./Cardtronics USA, Inc., 5.5%, 5/1/25 (144A)	85,000
	380,000	Garda World Security Corp., 9.5%, 11/1/27 (144A)	399,000
	36,000	Herc Holdings, Inc., 5.5%, 7/15/27 (144A)	37,247
	120,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26 (144A)	128,326
	260,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	263,250
	280,000	Sotheby's, 7.375%, 10/15/27 (144A)	280,000
	75,000	United Rentals North America, Inc., 3.875%, 11/15/27	77,250
	124,000	United Rentals North America, Inc., 5.25%, 1/15/30	135,315
		Total Commercial Services	$1,995,052
		Computers - 1.3%
	80,000	Booz Allen Hamilton, Inc., 3.875%, 9/1/28 (144A)	$ 82,124
	45,000	Dell International LLC/EMC Corp., 6.2%, 7/15/30 (144A)	53,912
	20,000	Diebold Nixdorf, Inc., 9.375%, 7/15/25 (144A)	21,100
	90,000	NCR Corp., 5.0%, 10/1/28 (144A)	90,072
	45,000	NCR Corp., 5.25%, 10/1/30 (144A)	45,000
	20,000	NCR Corp., 8.125%, 4/15/25 (144A)	22,105
	185,000	Western Digital Corp., 4.75%, 2/15/26	200,379
		Total Computers	$ 514,692
		Cosmetics/Personal Care - 0.5%
	185,000	Edgewell Personal Care Co., 5.5%, 6/1/28 (144A)	$ 194,663
		Total Cosmetics/Personal Care	$ 194,663
		Diversified Financial Services - 2.3%
	145,000	Alliance Data Systems Corp., 4.75%, 12/15/24 (144A)	$ 135,908
	360,000	Avation Capital SA, 6.5%, 5/15/21 (144A)	243,900
	202,068(c)	Global Aircraft Leasing Co., Ltd., 6.5% (7.25% PIK or 6.50% cash), 9/15/24 (144A)	112,653
	Principal Amount USD ($)		Value
		Diversified Financial Services - (continued)
	60,000	Nationstar Mortgage Holdings, Inc., 5.5%, 8/15/28 (144A)	$ 59,925
	30,000	Nationstar Mortgage Holdings, Inc., 6.0%, 1/15/27 (144A)	30,581
	254,000	Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/26 (144A)	272,415
	95,000	Quicken Loans LLC/Quicken Loans Co.-Issuer, Inc., 3.875%, 3/1/31 (144A)	93,813
		Total Diversified Financial Services	$ 949,195
		Electric - 2.2%
	50,000	Calpine Corp., 4.625%, 2/1/29 (144A)	$ 49,906
	50,000	Calpine Corp., 5.0%, 2/1/31 (144A)	50,965
	155,000	Calpine Corp., 5.125%, 3/15/28 (144A)	160,425
	65,000	Clearway Energy Operating LLC, 4.75%, 3/15/28 (144A)	67,112
	137,000	Clearway Energy Operating LLC, 5.75%, 10/15/25	143,850
	25,000	Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.5%, 8/15/28 (144A)	25,938
	175,000	Talen Energy Supply LLC, 7.625%, 6/1/28 (144A)	175,000
	183,000	Vistra Operations Co. LLC, 5.625%, 2/15/27 (144A)	193,102
		Total Electric	$ 866,298
		Electrical Components & Equipment - 1.0%
EUR	100,000	Belden, Inc., 3.875%, 3/15/28 (144A)	$ 117,180
	112,000	Energizer Holdings, Inc., 4.75%, 6/15/28 (144A)	115,909
	90,000	WESCO Distribution, Inc., 7.125%, 6/15/25 (144A)	98,037
	60,000	WESCO Distribution, Inc., 7.25%, 6/15/28 (144A)	65,741
		Total Electrical Components & Equipment	$ 396,867
		Electronics - 0.1%
	55,000	Sensata Technologies, Inc., 3.75%, 2/15/31 (144A)	$ 54,656
		Total Electronics	$ 54,656
		Engineering & Construction - 1.1%
	140,000	KBR, Inc., 4.75%, 9/30/28 (144A)	$ 140,875
	300,000	PowerTeam Services LLC, 9.033%, 12/4/25 (144A)	316,125
		Total Engineering & Construction	$ 457,000
		Entertainment - 2.4%
	207,000	Caesars Entertainment, Inc., 8.125%, 7/1/27 (144A)	$ 219,420
	200,000	Enterprise Development Authority, 12.0%, 7/15/24 (144A)	223,000
	35,000	Penn National Gaming, Inc., 5.625%, 1/15/27 (144A)	36,306
	100,000	Scientific Games International, Inc., 7.0%, 5/15/28 (144A)	100,245
	100,000	Scientific Games International, Inc., 7.25%, 11/15/29 (144A)	101,500
	242,000	Scientific Games International, Inc., 8.25%, 3/15/26 (144A)	252,670
	40,000	SeaWorld Parks & Entertainment, Inc., 9.5%, 8/1/25 (144A)	41,558
		Total Entertainment	$ 974,699
		Environmental Control - 1.3%
	330,000	Covanta Holding Corp., 6.0%, 1/1/27	$ 343,200
	189,000	Tervita Corp., 7.625%, 12/1/21 (144A)	172,463
		Total Environmental Control	$ 515,663
		Food - 2.3%
	65,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.5%, 3/15/29 (144A)	$ 63,091
	146,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.75%, 3/15/25	150,606
	253,000	FAGE International SA/FAGE USA Dairy Industry, Inc., 5.625%, 8/15/26 (144A)	242,880
	82,000	Ingles Markets, Inc., 5.75%, 6/15/23	83,164
	94,000	JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 2/15/28 (144A)	102,218
	250,000	Simmons Foods, Inc., 5.75%, 11/1/24 (144A)	250,260
		Total Food	$ 892,219
		Forest Products & Paper - 1.2%
	145,000	Clearwater Paper Corp., 4.75%, 8/15/28 (144A)	$ 145,362
	133,000	Mercer International, Inc., 7.375%, 1/15/25	134,663
	185,000	Schweitzer-Mauduit International, Inc., 6.875%, 10/1/26 (144A)	195,175
		Total Forest Products & Paper	$ 475,200
		Healthcare-Products - 0.2%
	70,000	Varex Imaging Corp., 7.875%, 10/15/27 (144A)	$ 72,450
		Total Healthcare-Products	$ 72,450
		Healthcare-Services - 2.4%
	145,000	Centene Corp., 4.75%, 1/15/25	$ 149,031
	65,000	LifePoint Health, Inc., 6.75%, 4/15/25 (144A)	68,412
	22,000	RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26 (144A)	23,375
	57,000	Surgery Center Holdings, Inc., 6.75%, 7/1/25 (144A)	56,715
	293,000	Surgery Center Holdings, Inc., 10.0%, 4/15/27 (144A)	312,045
	146,000	US Renal Care, Inc., 10.625%, 7/15/27 (144A)	154,760
	169,000	West Street Merger Sub, Inc., 6.375%, 9/1/25 (144A)	172,344
		Total Healthcare-Services	$ 936,682
		Holding Companies-Diversified - 0.4%
	170,000	VistaJet Malta Finance Plc/XO Management Holding, Inc., 10.5%, 6/1/24 (144A)	$ 159,494
		Total Holding Companies-Diversified	$ 159,494
		Home Builders - 3.7%
	125,000	Beazer Homes USA, Inc., 5.875%, 10/15/27	$ 126,563
	182,000	Beazer Homes USA, Inc., 6.75%, 3/15/25	187,915
	85,000	Beazer Homes USA, Inc., 7.25%, 10/15/29	91,162
	55,000	Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 4.875%, 2/15/30 (144A)	51,481
	108,000	Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.25%, 9/15/27 (144A)	108,910
	Principal Amount USD ($)		Value
		Home Builders - (continued)
	307,000	KB Home, 6.875%, 6/15/27	$ 363,027
	195,000	M/I Homes, Inc., 4.95%, 2/1/28	200,850
	147,000	Taylor Morrison Communities, Inc., 5.875%, 6/15/27 (144A)	161,700
	115,000	TRI Pointe Group, Inc., 5.7%, 6/15/28	125,925
	55,000	Williams Scotsman International, Inc., 4.625%, 8/15/28 (144A)	55,222
	30,000	Winnebago Industries, Inc., 6.25%, 7/15/28 (144A)	31,650
		Total Home Builders	$1,504,405
		Household Products/Wares - 0.8%
	105,000	Spectrum Brands, Inc., 5.5%, 7/15/30 (144A)	$ 110,775
	190,000	Spectrum Brands, Inc., 5.75%, 7/15/25	195,890
		Total Household Products/Wares	$ 306,665
		Housewares - 0.1%
	30,000	CD&R Smokey Buyer, Inc., 6.75%, 7/15/25 (144A)	$ 31,650
		Total Housewares	$ 31,650
		Internet - 1.1%
	90,000	ANGI Group LLC, 3.875%, 8/15/28 (144A)	$ 89,100
	110,000	Netflix, Inc., 3.625%, 6/15/25 (144A)	114,909
	97,000	Netflix, Inc., 4.875%, 4/15/28	108,398
	90,000	Netflix, Inc., 5.375%, 11/15/29 (144A)	106,079
		Total Internet	$ 418,486
		Iron & Steel - 1.5%
	200,000	Carpenter Technology Corp., 6.375%, 7/15/28	$ 209,325
	320,000	Cleveland-Cliffs, Inc., 6.75%, 3/15/26 (144A)	325,600
	15,000	Cleveland-Cliffs, Inc., 9.875%, 10/17/25 (144A)	16,744
	55,000	Commercial Metals Co., 5.375%, 7/15/27	58,008
		Total Iron & Steel	$ 609,677
		Leisure Time - 0.7%
	35,000	Carnival Corp., 10.5%, 2/1/26 (144A)	$ 38,762
	30,000	Royal Caribbean Cruises, Ltd., 9.125%, 6/15/23 (144A)	31,800
	73,000	Royal Caribbean Cruises, Ltd., 11.5%, 6/1/25 (144A)	84,684
	109,000	Viking Cruises, Ltd., 5.875%, 9/15/27 (144A)	84,748
	69,000	Viking Cruises, Ltd., 6.25%, 5/15/25 (144A)	54,165
		Total Leisure Time	$ 294,159
		Lodging - 1.4%
	100,000	Boyd Gaming Corp., 8.625%, 6/1/25 (144A)	$ 109,628
	25,000	Hilton Domestic Operating Co., Inc., 5.375%, 5/1/25 (144A)	26,107
	36,000	Hyatt Hotels Corp., 4.375%, 9/15/28	37,146
	95,000	Hyatt Hotels Corp., 5.375%, 4/23/25	102,273
	45,000	Hyatt Hotels Corp., 5.75%, 4/23/30	51,672
	137,000	Station Casinos LLC, 4.5%, 2/15/28 (144A)	126,040
	90,000	Wyndham Destinations, Inc., 6.625%, 7/31/26 (144A)	94,285
		Total Lodging	$ 547,151
		Machinery-Diversified - 0.3%
	133,000	Maxim Crane Works Holdings Capital LLC, 10.125%, 8/1/24 (144A)	$ 134,829
		Total Machinery-Diversified	$ 134,829
		Media - 5.0%
	175,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27 (144A)	$ 184,138
	515,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.5%, 5/1/26 (144A)	534,956
	146,000	Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24	141,532
	200,000	CSC Holdings LLC, 5.375%, 2/1/28 (144A)	211,250
	208,000	CSC Holdings LLC, 5.5%, 5/15/26 (144A)	216,320
	200,000	CSC Holdings LLC, 7.5%, 4/1/28 (144A)	220,710
	352,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/27 (144A)	183,260
	106,000	Gray Television, Inc., 5.875%, 7/15/26 (144A)	109,975
	230,000	Sinclair Television Group, Inc., 5.5%, 3/1/30 (144A)	213,325
		Total Media	$2,015,466
		Mining - 2.8%
	39,000	Coeur Mining, Inc., 5.875%, 6/1/24	$ 38,902
	200,000	First Quantum Minerals, Ltd., 7.25%, 4/1/23 (144A)	199,750
	130,000	Hecla Mining Co., 7.25%, 2/15/28	140,920
	155,000	Hudbay Minerals, Inc., 6.125%, 4/1/29 (144A)	153,450
	230,000	IAMGOLD Corp., 5.75%, 10/15/28 (144A)	223,675
	135,000	Joseph T Ryerson & Son, Inc., 8.5%, 8/1/28 (144A)	142,087
	130,000	Novelis Corp., 4.75%, 1/30/30 (144A)	127,689
	92,000	Novelis Corp., 5.875%, 9/30/26 (144A)	94,530
		Total Mining	$1,121,003
		Miscellaneous Manufacturers - 0.3%
	60,000	Hillenbrand, Inc., 5.75%, 6/15/25	$ 63,975
	57,000	Koppers, Inc., 6.0%, 2/15/25 (144A)	57,784
		Total Miscellaneous Manufacturers	$ 121,759
		Oil & Gas - 5.4%
	160,000	Aker BP ASA, 3.75%, 1/15/30 (144A)	$ 155,170
	245,000	Baytex Energy Corp., 8.75%, 4/1/27 (144A)	110,556
	175,000	Cenovus Energy, Inc., 5.375%, 7/15/25	168,426
	167,000	Cenovus Energy, Inc., 6.75%, 11/15/39	167,893
	296,000	Indigo Natural Resources LLC, 6.875%, 2/15/26 (144A)	288,091
	Principal Amount USD ($)		Value
		Oil & Gas - (continued)
	42,000	MEG Energy Corp., 6.5%, 1/15/25 (144A)	$ 41,199
	163,000	MEG Energy Corp., 7.0%, 3/31/24 (144A)	151,590
	25,000	MEG Energy Corp., 7.125%, 2/1/27 (144A)	22,421
	219,000	Neptune Energy Bondco Plc, 6.625%, 5/15/25 (144A)	195,330
	104,000	Parkland Corp., 5.875%, 7/15/27 (144A)	109,330
	30,000	Parsley Energy LLC/Parsley Finance Corp., 5.25%, 8/15/25 (144A)	29,700
	20,000	Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/27 (144A)	19,900
	300,000	PBF Holding Co. LLC/PBF Finance Corp., 6.0%, 2/15/28 (144A)	201,315
	75,000	PBF Holding Co. LLC/PBF Finance Corp., 9.25%, 5/15/25 (144A)	76,877
	350,000	Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25 (144A)	138,250
	271,000	Transocean Sentry, Ltd., 5.375%, 5/15/23 (144A)	181,570
	185,000	Transocean, Inc., 7.25%, 11/1/25 (144A)	51,800
	37,000	Transocean, Inc., 8.0%, 2/1/27 (144A)	10,360
		Total Oil & Gas	$2,119,778
		Oil & Gas Services - 1.3%
	80,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 4/1/28 (144A)	$ 75,400
	152,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.875%, 4/1/27 (144A)	145,598
	89,000	Exterran Energy Solutions LP/EES Finance Corp., 8.125%, 5/1/25	75,984
	296,000	FTS International, Inc., 6.25%, 5/1/22	100,640
	120,000	SESI LLC, 7.75%, 9/15/24	27,600
	74,000	USA Compression Partners LP/USA Compression Finance Corp., 6.875%, 9/1/27	73,380
		Total Oil & Gas Services	$ 498,602
		Packaging & Containers - 1.6%
	254,000	Crown Cork & Seal Co., Inc., 7.375%, 12/15/26	$ 301,308
	324,000	Greif, Inc., 6.5%, 3/1/27 (144A)	335,658
	14,000	Plastipak Holdings, Inc., 6.25%, 10/15/25 (144A)	14,000
		Total Packaging & Containers	$ 650,966
		Pharmaceuticals - 3.5%
	197,000	Bausch Health Americas, Inc., 8.5%, 1/31/27 (144A)	$ 216,454
	75,000	Bausch Health Cos., Inc., 5.0%, 1/30/28 (144A)	72,844
	50,000	Bausch Health Cos., Inc., 5.25%, 1/30/30 (144A)	49,250
	80,000	Bausch Health Cos., Inc., 5.5%, 11/1/25 (144A)	82,100
	96,000	Bausch Health Cos., Inc., 7.0%, 1/15/28 (144A)	101,760
	96,000	Bausch Health Cos., Inc., 7.25%, 5/30/29 (144A)	103,440
	105,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.0%, 6/30/28 (144A)	77,175
	68,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 9.5%, 7/31/27 (144A)	71,060
	139,000	Par Pharmaceutical, Inc., 7.5%, 4/1/27 (144A)	145,628
	456,000	Teva Pharmaceutical Finance Netherlands III BV, 2.8%, 7/21/23	436,050
		Total Pharmaceuticals	$1,355,761
		Pipelines - 4.9%
	325,000	American Midstream Partners LP/American Midstream Finance Corp., 9.5%, 12/15/21 (144A)	$ 322,562
	205,000	Cheniere Energy, Inc., 4.625%, 10/15/28 (144A)	210,381
	30,000	DCP Midstream Operating LP, 3.875%, 3/15/23	29,550
	49,000	DCP Midstream Operating LP, 4.95%, 4/1/22	49,245
	200,000	DCP Midstream Operating LP, 5.375%, 7/15/25	206,216
	165,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75%, 5/15/25	149,737
	220,000(a)(b)	Energy Transfer Operating LP, 7.125% (5 Year CMT Index + 531 bps)	173,800
	5,000	EnLink Midstream LLC, 5.375%, 6/1/29	4,050
	40,000	EnLink Midstream Partners LP, 5.05%, 4/1/45	25,400
	116,000	EnLink Midstream Partners LP, 5.6%, 4/1/44	74,530
	167,000	Global Partners LP/GLP Finance Corp., 7.0%, 6/15/23	170,340
	111,000	Global Partners LP/GLP Finance Corp., 7.0%, 8/1/27	113,123
	128,000	Harvest Midstream I LP, 7.5%, 9/1/28 (144A)	127,360
	135,000	NuStar Logistics LP, 6.375%, 10/1/30	140,063
	135,000	PBF Logistics LP/PBF Logistics Finance Corp., 6.875%, 5/15/23	126,900
	100,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.0%, 3/1/27 (144A)	91,500
		Total Pipelines	$2,014,757
		REITs - 1.4%
	51,000	Iron Mountain, Inc., 4.5%, 2/15/31 (144A)	$ 51,479
	105,000	iStar, Inc., 4.25%, 8/1/25	97,978
	195,000	iStar, Inc., 4.75%, 10/1/24	188,662
	146,000	MPT Operating Partnership LP/MPT Finance Corp., 4.625%, 8/1/29	151,909
	93,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.875%, 2/15/25 (144A)	98,553
		Total REITs	$ 588,581
		Retail - 4.0%
	150,000	AAG FH LP/AAG FH Finco, Inc., 9.75%, 7/15/24 (144A)	$ 141,375
	93,000	Asbury Automotive Group, Inc., 4.5%, 3/1/28 (144A)	93,581
	97,000	Asbury Automotive Group, Inc., 4.75%, 3/1/30 (144A)	97,727
	287,000	Beacon Roofing Supply, Inc., 4.875%, 11/1/25 (144A)	281,260
	35,000	Group 1 Automotive, Inc., 4.0%, 8/15/28 (144A)	34,387
	55,000	IRB Holding Corp., 7.0%, 6/15/25 (144A)	58,644
	60,000	Ken Garff Automotive LLC, 4.875%, 9/15/28 (144A)	59,025
	60,000	L Brands, Inc., 6.625%, 10/1/30 (144A)	61,050
	304,000	Michaels Stores, Inc., 8.0%, 7/15/27 (144A)	317,680
	90,000	Penske Automotive Group, Inc., 3.5%, 9/1/25	89,633
	155,000	QVC, Inc., 4.375%, 9/1/28	158,100
	Principal Amount USD ($)		Value
		Retail - (continued)
	140,000	QVC, Inc., 4.75%, 2/15/27	$ 143,808
	91,000	Staples, Inc., 7.5%, 4/15/26 (144A)	84,099
		Total Retail	$1,620,369
		Software - 0.3%
	135,000	Logan Merger Sub, Inc., 5.5%, 9/1/27 (144A)	$ 136,559
		Total Software	$ 136,559
		Telecommunications - 2.9%
	200,000	Altice France Holding SA, 6.0%, 2/15/28 (144A)	$ 190,758
	80,000	CenturyLink, Inc., 4.0%, 2/15/27 (144A)	81,273
	84,000	CommScope Technologies LLC, 6.0%, 6/15/25 (144A)	85,138
	63,000	CommScope, Inc., 8.25%, 3/1/27 (144A)	65,520
	300,000	Level 3 Financing, Inc., 5.25%, 3/15/26	310,785
	215,000	T-Mobile USA, Inc., 6.5%, 1/15/26	224,675
	185,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	181,763
		Total Telecommunications	$1,139,912
		Transportation - 0.8%
	75,000	Watco Cos. LLC/Watco Finance Corp., 6.5%, 6/15/27 (144A)	$ 76,734
	250,000	Western Global Airlines LLC, 10.375%, 8/15/25 (144A)	255,000
		Total Transportation	$ 331,734
		Trucking & Leasing - 0.2%
	85,000	Fortress Transportation & Infrastructure Investors LLC, 9.75%, 8/1/27 (144A)	$ 91,003
		Total Trucking & Leasing	$ 91,003
		TOTAL CORPORATE BONDS
		(Cost $34,282,978)	$33,720,908
	Face Amount USD ($)
		INSURANCE-LINKED SECURITIES - 0.0%† of Net Assets#
		Reinsurance Sidecars - 0.0%†
		Multiperil - Worldwide - 0.0%†
	50,000+(d)(e)	Lorenz Re 2018, 7/1/21	$ 1,370
	25,723+(d)(e)	Lorenz Re 2019, 6/30/22	2,487
		Total Reinsurance Sidecars	$ 3,857
		TOTAL INSURANCE-LINKED SECURITIES
		(Cost $21,782)	$ 3,857
	Principal Amount USD ($)
		SENIOR SECURED FLOATING RATE LOAN INTERESTS - 2.9% of Net Assets*(f)
		Aerospace & Defense - 0.2%
	70,000	Grupo Aeromexico, Sociedad Anonima Bursatil De Capital Variable, Senior Secured Tranche 1, 8.25% (LIBOR + 800 bps), 8/19/22	$ 69,300
		Total Aerospace & Defense	$ 69,300
		Buildings & Real Estate - 0.0%†
	14,700	Builders FirstSource, Inc., Refinancing Term Loan, 4.0% (LIBOR + 300 bps), 2/29/24	$ 14,510
		Total Buildings & Real Estate	$ 14,510
		Diversified & Conglomerate Service - 0.8%
	114,000	DynCorp International, Inc., Term Loan, 7.0% (LIBOR + 600 bps), 8/18/25	$ 113,430
	99,375	First Brands Group LLC, First Lien Tranche B-3 Term Loan, 8.5% (LIBOR + 750 bps), 2/2/24	97,325
	153,805	Team Health Holdings, Inc., Initial Term Loan, 3.75% (LIBOR + 275 bps), 2/6/24	129,580
		Total Diversified & Conglomerate Service	$ 340,335
		Healthcare, Education & Childcare - 0.6%
	177,648	LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.), First Lien Term B Loan, 3.897% (LIBOR + 375 bps), 11/16/25	$ 172,947
	64,675	Surgery Center Holdings, Inc., 2020 Incremental Term Loan, 9.0% (LIBOR + 800 bps), 9/3/24	65,699
		Total Healthcare, Education & Childcare	$ 238,646
		Machinery - 0.3%
	170,446	Shape Technologies Group, Inc., Initial Term Loan, 3.151% (LIBOR + 300 bps), 4/21/25	$ 129,539
		Total Machinery	$ 129,539
		Media - 0.1%
	28,752	Diamond Sports Group LLC, Term Loan, 3.4% (LIBOR + 325 bps), 8/24/26	$ 22,427
		Total Media	$ 22,427
		Securities & Trusts - 0.5%
	215,400	Spectacle Gary Holdings LLC, Closing Date Term Loan, 11.0% (LIBOR + 900 bps), 12/23/25	$ 204,630
		Total Securities & Trusts	$ 204,630
		Telecommunications - 0.2%
	97,115	Commscope, Inc., Initial Term Loan, 3.397% (LIBOR + 325 bps), 4/6/26	$ 94,870
		Total Telecommunications	$ 94,870
		Utilities - 0.2%
	59,850	PG&E Corp., Term Loan, 5.5% (LIBOR + 450 bps), 6/23/25	$ 58,902
		Total Utilities	$ 58,902
		TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
		(Cost $1,211,803)	$1,173,159
	Principal Amount USD ($)		Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.6% of Net Assets
	500,000(f)	U.S. Treasury Note, 0.215% (3 Month U.S. Treasury Bill Money Market Yield + 12 bps), 1/31/21	$ 500,161
	500,000(g)	United States Treasury Bill, 11/12/20	499,947
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
		(Cost $999,813)	$1,000,108
	Shares
		RIGHTS/WARRANTS - 0.0%† of Net Assets
		Health Care Providers & Services - 0.0%†
	80+^(e)(h)	Option Care Health, Inc., 6/30/25	$ 68
	80+^(e)(h)	Option Care Health, Inc., 6/30/25	53
		Total Health Care Providers & Services	$ 121
		TOTAL RIGHTS/WARRANTS
		(Cost $0)	$ 121
		TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 95.5%
		(Cost $38,713,886)	$38,205,182
Shares		Dividend Income	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Value
	AFFILIATED ISSUER - 1.3%
	CLOSED-END FUND - 1.3% of Net Assets
60,000(i)	Pioneer ILS Interval Fund	$ -	$132,800	$170,423	$ 526,800
	TOTAL CLOSED-END FUND
	(Cost $636,000)				$ 526,800
	TOTAL INVESTMENTS IN AFFILIATED ISSUER - 1.3%
	(Cost $636,000)				$ 526,800
	OTHER ASSETS AND LIABILITIES - 3.2%				$1,289,925
	NET ASSETS - 100.0%				$40,021,907

bps	Basis Points.
CMT	Constant Maturity Treasury.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
SOFRRATE	Secured Overnight Financing Rate.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At September 30, 2020, the value of these securities amounted to $24,888,755, or 62.2% of net assets.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at September 30, 2020.

+	Security that used significant unobservable inputs to determine its value.
^	Security is valued using fair value methods (other than supplied by independent pricing services).
(a)	Security is perpetual in nature and has no stated maturity date.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at September 30, 2020.
(c)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(d)	Issued as preference shares.
(e)	Non-income producing security.
(f)	Floating rate note. Coupon rate, reference index and spread shown at September 30, 2020.
(g)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(h)	Option Care Health, Inc. warrants are exercisable into 160 shares.
(i)	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Pioneer Asset Management, Inc., (the "Adviser”).
#	Securities are restricted as to resale.

Restricted Securities	Acquisition date	Cost	Value
Lorenz Re 2018	6/26/2018	13,414	1,370
Lorenz Re 2019	7/10/2019	8,368	2,487
Total Restricted Securities			3,857
% of Net assets			0.0%

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	112,423	EUR	(96,125)	JPMorgan Chase Bank NA	11/24/20	$(341)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$(341)

SWAP CONTRACTS

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid/ (Received)	Unrealized Appreciation	Market Value
420,116	Markit CDX North America High Yield Index Series 27	Receive	5.00%	12/20/21	$(1,984)	$16,526	$14,542
231,400	Markit CDX North America High Yield Index Series 32	Receive	5.00%	6/20/24	11,707	106	11,813
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION					$ 9,723	$16,632	$26,355
TOTAL SWAP CONTRACTS					$ 9,723	$16,632	$26,355

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives Quarterly.

Principal amounts are denominated in U.S. dollars ("USD") unless otherwise noted.

EUR	-	Euro

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of September 30, 2020, in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Convertible Preferred Stock
Banks	$–	$127,495	$–	$127,495
Commercial Mortgage-Backed Security	–	99,183	–	99,183
Convertible Corporate Bonds	–	2,080,351	–	2,080,351
Corporate Bonds	–	33,720,908	–	33,720,908
Insurance-Linked Securities
Reinsurance Sidecars
Multiperil - Worldwide	–	–	3,857	3,857
Senior Secured Floating Rate Loan Interests	–	1,173,159	–	1,173,159
U.S. Government and Agency Obligations	–	1,000,108	–	1,000,108
Rights/Warrants
Health Care Providers & Services	–	–	121	121
Affiliated Closed-End Fund	–	526,800	–	526,800
Total Investments in Securities	$–	$38,728,004	$3,978	$38,731,982
Other Financial Instruments
Net unrealized depreciation on forward foreign currency exchange contracts	$–	$(341)	$–	$(341)
Swap contracts, at value	$–	$26,355	$–	$26,355
Total Other Financial Instruments	$–	$26,014	$–	$26,014

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Insurance-Linked Securities	Warrants	Total
Balance as of 12/31/19	$27,503	$185	$27,688
Realized gain (loss)	–	--	–
Change in unrealized appreciation (depreciation)	(1,139)	(64)	(1,203)
Accrued discounts/premiums	–	--	--
Purchases	–	--	–
Sales	(22,507)	--	(22,507)
Transfers in to Level 3*	–	--	--
Transfers out of Level 3*	--	–	--
Balance as of 9/30/20	$3,857	$121	$3,978

*      Transfers are calculated on the beginning of period value. For the nine months ended September 30, 2020, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at September 30, 2020: $(1,203).